TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Other provisions [abstract]
Reconciliation of income taxes
	2019	2018	2017

Loss for the year	$17,513,854	$(18,184,468)	$(18,592,981)

Expected income tax (recovery)	$4,729,000	$(4,910,000)	$(4,834,000)
Change in statutory, foreign tax, foreign exchange rates and other	(529,000)	389,000	1,885,000
Permanent differences	(4,861,000)	3,833,000	450,000
Share issue cost	(103,000)	(151,000)	(25,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	1,205,000	12,000	(118,000)
Change in unrecognized deductible temporary differences	(441,000)	827,000	2,642,000
Total income tax expense (recovery)	$-	$-	$-

Deductible and taxable temporary differences, unused tax losses and unused tax credits
	2019	Expiry Date Range	2018	Expiry Date Range	2017	Expiry Date Range
Temporary Differences
Exploration and evaluation assets	$6,135,000	No expiry date	$19,625,000	No expiry date	$19,715,000	No expiry date
Investment tax credit	23,000	2029	23,000	2029	23,000	2029
Property and equipment	1,242,000	No expiry date	1,138,000	No expiry date	1,146,000	No expiry date
Share issue costs	747,000	2040 to 2043	644,000	2039 to 2042	285,000	2038 to 2041
Asset retirement obligation	267,000	No expiry date	265,000	No expiry date	244,000	No expiry date
Allowable capital losses	5,864,000	No expiry date	6,607,000	No expiry date	6,549,000	No expiry date
Non-capital losses avaialable for future periods	27,024,000	2023 to 2039	24,109,000	2030 to 2039	21,402,000	2030 to 2037